Material accounting policies - Income taxes (Details)	12 Months Ended
Dec. 31, 2023
Income taxes [line items]
Maximum percentage of taxable profit for the year for that loss carryforwards can be used to offset	30.00%
PIS
Income taxes [line items]
Rates applied income from other teaching activities based on the cumulative method	0.65%
Rates applied income from other teaching activities based on the non-cumulative method	1.65%
COFINS
Income taxes [line items]
Rates applied income from other teaching activities based on the cumulative method	3.00%
Rates applied income from other teaching activities based on the non-cumulative method	7.60%
ISS | Bottom of range
Income taxes [line items]
Rates applied income from other teaching activities based on the cumulative method	2.00%
ISS | Top of range
Income taxes [line items]
Rates applied income from other teaching activities based on the cumulative method	5.00%